Inventories	12 Months Ended
Mar. 31, 2013
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2013	2012
Raw and packaging materials	$33,293	$34,678
Finished goods	48,549	51,430
Work in progress	21,079	17,595
Purchased products for commercial purposes and other	6,705	5,935

	$109,626	$109,638

As of March 31, 2013 and 2012, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $15,274 and $17,406, respectively.

As of March 31, 2013 and 2012, there were no pledges of inventory.